Consolidated Statement of Financial Position - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022 [1]
Non-current assets
Intangible assets and goodwill		$ 1,418,707	$ 1,393,539
Property, plant and equipment		476,039	352,340
Vehicles under operating leases		70,223	97,186
Other non-current assets		9,733	6,819
Deferred tax assets		42,336	10,836
Other investments		2,414	2,333
Total non-current assets		2,019,452	1,863,053
Current assets
Cash and cash equivalents	[2]	768,264	973,877
Trade receivables		126,716	241,432
Trade receivables - related parties		61,026	79,225
Accrued income - related parties		152,605	49,060
Inventories		927,686	630,154
Current tax assets		12,657	7,184
Assets held for sale		0	56,001
Other current assets		214,228	109,747
Other current assets - related parties		9,576	0
Total current assets		2,272,758	2,146,680
Total assets		4,292,210	4,009,733
Equity
Share capital		(21,168)	(21,165)
Other contributed capital		(3,615,187)	(3,584,232)
Foreign currency translation reserve		25,639	15,496
Accumulated deficit		4,861,707	3,679,832
Total equity		1,250,991	89,931
Non-current liabilities
Non-current contract liabilities		(63,153)	(49,018)
Deferred tax liabilities		(3,335)	(12,470)
Other non-current provisions		(103,608)	(71,972)
Other non-current liabilities		(127,423)	(105,947)
Earn-out liability		(155,402)	(598,570)
Other non-current interest-bearing liabilities		(54,439)	(31,326)
Other non-current interest-bearing liabilities - related parties		(1,413,257)	(43,643)
Total non-current liabilities		(1,920,617)	(912,946)
Current liabilities
Trade payables		(92,441)	(97,418)
Trade payables - related parties		(275,704)	(935,161)
Accrued expenses - related parties		(446,038)	(157,426)
Advance payments from customers		(16,415)	(35,717)
Current provisions		(88,745)	(69,038)
Liabilities to credit institutions		(2,026,665)	(1,327,102)
Current tax liabilities		(11,363)	(14,039)
Interest-bearing current liabilities		(19,547)	(11,935)
Interest-bearing current liabilities - related parties		(73,814)	(27,061)
Current contract liabilities		(74,879)	(32,384)
Class C Shares liability		(6,000)	(28,000)
Other current liabilities		(489,747)	(382,375)
Other current liabilities - related parties		(1,226)	(69,062)
Total current liabilities		(3,622,584)	(3,186,718)
Total liabilities		(5,543,201)	(4,099,664)
Total equity and liabilities		$ (4,292,210)	$ (4,009,733)

[1]	1 - Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.
[2]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.